Registration No. 33-99520
                                                  File Number:    811-09134

                                    United States
                         Securities and Exchange Commission
                                Washington, DC  20549

                                      FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
               Pre-Effective Amendment No.
               Post-Effective Amendment No. 7 [X]

                                   and/or
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
               Amendment No. 7 [X]

          Exact name of Registrant as Specified in Charter:
                            Manor Investment Funds, Inc.

          Address of Principal Executive Offices:
                                 15 Chester Commons
                                 Malvern, PA  19355
                                    610-722-0900

          Name and Address of Agent for Service:
                                  Daniel A. Morris
                                 15 Chester Commons
                                 Malvern, PA  19355

          Approximate Date of Proposed Public Offering:
     As soon as practical after the Registration Statement becomes effective.

          It is proposed that this filing will become effective:
          X immediately upon filing pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) on (date) pursuant to paragraph (a) of rule 485


               Pursuant to the requirements of (the Securities Act of 1933 and) the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and) has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Borough of Malvern, and State of Pennsylvania on the 15th day of March, 1999.


                                        Manor Investment Funds, Inc.

                                        by Daniel A. Morris, President







                                                       Prospectus
                                                   April 30, 1999

               Manor Investment Funds, Inc.
             15 Chester Commons, Malvern, PA  19355
                610-722-0900         800-787-3334



                     Manor Investment Funds, Inc.
       Manor Investment Funds, Inc. (the _Fund_),  an open-end
          management investment company, was incorporated in
      Pennsylvania on September 13, 1995.  The Fund's registered office is 15 Chester Commons, Malvern, PA  19355.  The
      company currently issues shares in three series, which we
          call _Funds_.  Each series has distinct investment
       objectives and policies, and a shareholder's interest is
      limited to the series in which he or she owns shares.  The series are the Manor Fund, Growth Fund, and Bond Fund.  Each is a _no-load_ fund, and there are no sales or 12b-1
                               charges.

           Manor Fund        For Conservative Growth & Income

           Growth Fund       For long-term Growth

           Bond Fund         For Intermediate-term Fixed Income

      The funds are designed for long-term investors, including
       those who wish to use shares of one or more series as a
        funding vehicle for tax-deferred plans, including tax-
     qualified retirement plans and Individual Retirement Account
                             (IRA) plans.



                         Fund Share Purchase
      Shares of the Funds may only be purchased from the Fund at net asset value as next determined after receipt of order.

        The minimum initial purchase is $1,000 and the minimum
                     subsequent purchase is $100.




      These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has it passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.




                     Manor Investment Funds, Inc.


                          Table of Contents

               Investments, Risks, and
               Performance
                Investment Objectives                 3
                Principal Investment Strategies       3
                Principal Risks                       3
                Performance Information               4

               Fee Table
                Fee Table                             7

               Investment Objectives, Principal
               Investment Strategies & Related
               Risks
                Investment Objectives                 8
                Principal Investment Strategies       8
                Related Risks                        10

               Management, Organization & Capital
               Structure
                Management                           10
                Investment Advisor                   11
                Capital Structure                    11
                Voting Rights                        11

               Shareholder Information
                Pricing of Shares                    12
                Purchasing Shares                    12
                Dividends and Distributions          12
                Redemptions                          12
                Taxes                                13
                Reports to Shareholders              13
                Retirement Accounts                  14

               Distribution
                Distribution                         14

               Account Application
                Account Application                  15

               Financial Highlights
                Financial Highlights                 17





     INVESTMENTS, RISKS, AND PERFORMANCE

     Investment Objectives
       The Manor Fund seeks long-term capital appreciation and  a moderate level of income.
       The Growth Fund seeks long-term capital appreciation.
       The Bond Fund seeks to provide current income.

     Principal Investment Strategies
       The Manor Fund  invests primarily in  the common stock  of large corporations with an average market capitalization of approximately $50 billion, or more. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets. The Manor Fund generally holds individual investments for three to five years.
       The Growth Fund invests  primarily in the common stock  of large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets. The Growth Fund generally holds individual investments for three to five years.
       The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment.

     Principal Risks
     An investor could lose money through their investment in the funds. The Funds are intended for long-term investors who can accept fluctuations in value and other risks associated with seeking the investment objectives of each Fund.

       Risks in the Manor Fund include:
         ? the possibility of a general decline in the stock market,
         ? the possibility that a shift in economic conditions will adversely impact large corporations,
         ? or that the Fund manager will be unsuccessful in identifying attractive investments.
       Risks in the Growth Fund include:
         ? the possibility of a general decline in the stock market,
         ? the possibility that a shift in economic conditions will adversely impact companies with high growth rates,
         ? or that the Fund manager will be unsuccessful in identifying attractive investments.
       Risks in the Bond Fund include:
         ? the possibility that a rise in interest rates or inflation expectations will result in a decline in the value of portfolio investments,
         ? or that the portfolio manager will be unsuccessful in structuring the portfolio to take advantage of shifts in the interest rate markets.
     In addition to the risks outlined above each Fund carries the risk that, Daniel A. Morris, the portfolio manager will be unable to perform his duties due to death or disability.


     Performance Information

     The bar chart and table below provide an indication of the risk of investing in the Funds. The Bar chart shows the performance for each fund since inception. The table shows how the average annual returns for each Fund compare to a broad-based securities index and an average of other Funds in a peer group. Keep in mind that past performance does not indicate how the Funds will perform in the future. The calculation assumes reinvestment of all dividends and distributions and reflects the effect of all recurring fees but ignores individual income tax consequences to stockholders.

              Performance Information for the Manor Fund


     During the period shown in the bar chart above the lowest return for a calendar quarter for the Manor Fund was -15.5%
     during the 3rd Quarter of 1998, the highest return was 16.7% during the 4th Quarter of 1998.


      Average Annual Total Returns for the Years Ended December 31, 1999
                              Total Return
                                                        Since
                                  1 Year   3 Years  Inception
                                                     9/25/95


         Manor Fund              10.95 %   16.55 %   14.13 %
         Lipper Growth &         11.28 %   17.04 %   17.15 %
         Income Fund Index
         S&P 500 Index           21.04 %   27.55 %   25.82 %

     The primary index for comparison is the Lipper Growth & Income Fund Index. This index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Manor Fund. The S&P 500 is a broad market index of large capitalization stocks.


             Performance Information for the Growth Fund




     During the period shown in the bar chart above the lowest return for a calendar quarter for the Growth Fund was -3.3%
     during the 3rd Quarter of 1999, the highest return was 21.2% during the 4th Quarter of 1999.




      Average Annual Total Returns for the Period Ended December 31, 1999
                                                       Since
                                3 Months   Year to  Inception
                                              Date    6/30/99


         Growth Fund             21.20 %   17.20 %   17.20 %
         Lipper Growth  Fund     19.86 %   13.58 %   13.58 %
         Index
         S&P Mid-Cap Index       17.19 %    7.34 %    7.34 %



     The primary index for comparison is the Lipper Growth Fund Index. This index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Manor Fund. The S&P Mid-Cap index is a broad market index of mid-capitalization stocks.





              Performance Information for the Bond Fund


     During the period shown in the bar chart above the lowest return for a calendar quarter for the Bond Fund was -0.7%
     during the 4th Quarter of 1999, the highest return was 0.40% during the 3rd Quarter of 1999.


      Average Annual Total Returns for the Period Ended December 31, 1999
                                                       Since
                                 3 Month   Year to  Inception
                                              Date    6/30/99


         Bond Fund               -0.17 %    0.23 %    0.23 %
         Lipper US Government    -0.06 %    0.32 %    0.32 %
         Fund Index
         Lehman Intermediate     -0.07 %    1.03 %    1.03 %
         Government

     The primary index for comparison is the Lipper US Government Fund Index. This index, compiled by Lipper Analytical, Inc., is comprised of other mutual funds managed using similar investment objectives as the Manor Fund. The Lehman Intermediate Government Index is an index of US Government Notes with a maximum maturity of 10 years.




     FEE TABLE

     The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The expenses shown under Annual Fund Operating Expenses are based upon those incurred in the fiscal year ending December 31, 1998 for the Manor Fund.

                                        Manor  Growth   Bond
                                         Fund    Fund   Fund

          Annual Fund Operating Expenses
          (expenses that are deducted from fund assets)
             Management fees             1.0%   1.0%   0.5%
             All other expenses          0.5%   0.5%   0.5%

          Total operating expenses *     1.5%   1.5%   1.0%




     * The expenses shown for the Growth Fund and the Bond Fund are estimates based on the expected operating expenses of those Funds for their first full year of operation.


     Example
     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          Fund             1 Year   3 Years   5 Years   10 Years
          Manor Fund       $ 156     $ 488     $ 843    $ 1,628
          Growth Fund      $ 156     $ 488       NA        NA
          Bond Fund        $ 105     $ 327       NA        NA


     This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

     The Growth Fund and the Bond Fund are new funds. It is expected that the Growth Fund will not incur operating expenses greater than 1.5% during its first year of operation. It is expected that the Bond Fund will not incur operating expenses greater than 1.0% during its first year of operation.





     INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES &
     RELATED RISKS

     Investment Objectives
       The Manor Fund seeks long-term capital appreciation and  a moderate level of income.
       The Growth Fund seeks long-term capital appreciation.
       The Bond Fund seeks to provide current income.

     Principal Investment Strategies
       The Manor Fund  invests primarily in  the common stock  of large corporations with an average market capitalization of approximately $50 billion, or more. The fund may also invest in the preferred stock or the corporate fixed income securities of these companies that are convertible into common stock. The primary consideration in the selection of stock investments for the Manor Fund is the current price of the shares relative to the earnings and potential growth of earnings for each company. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

           Under normal market conditions, the Manor Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

           The Manor Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.

           In seeking to achieve its investment objective, the Manor Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

       The Growth Fund invests  primarily in the common stock  of large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The Growth Fund generally invests in companies with a high level of free cash flow available to finance growth or repurchase outstanding shares, and products or services that provide a comparative advantage over competitors. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that  he believes  have the  opportunity  to
           more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.
           Under normal market conditions, the Growth Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

           The Growth Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.

           In seeking to achieve its investment objective, the Growth Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

       The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment. The Bond Fund generally maintains an overall credit rating of A or better for portfolio securities, as measured by Moodys or S&P. The Fund may also invest in short term securities issued at a discount to face value such as U.S. Treasury bills. Zero coupon securities with maturities greater than one year will not generally comprise more than 10% of the portfolio.

           The Bond Fund will generally hold investments to maturity; however, positions may be liquidated to shift the interest rate sensitivity of the portfolio in response to changing market and economic conditions. The portfolio manager will actively manage the average maturity of the portfolio by reducing the maturity of portfolio securities in anticipation of rising interest rate environments and extending the maturity of portfolio securities in anticipation of falling interest rate environments. The Fund may also invest up to 35% of the portfolio in corporate debt instruments if these investments provide attractive return potential.

     Related Risks
     In addition to the risks associated with the investment strategy for any particular fund an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

     Market Risk
     In the event of a general market decline the value of the funds could decline even if the manager has moved to a defensive position. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

     Interest Rate Risk
     If interest rates increase the value of portfolio investments could decline as the market adjusts to the reduced demand for stock and long term bond investments. The potential for fluctuations in bond prices is primarily due to changes in interest rates. Bonds with longer maturities have greater interest rate risk than bonds of shorter maturities.

     Credit Risk
     Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned abut the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity. Credit ratings are an attempt to assess this risk. Generally, the lower a bond's credit rating the higher the interest the bond must pay to attract investors and compensate them for taking additional risk.

     Inflation Risk
     Inflation is the impact of rising prices over time, it has the effect of reducing the future value of financial assets due to decreased purchasing power. For an investor to be better off their portfolio must increase in value faster than the rate of inflation. Inflation, and investor's expectation of future inflation, also effects the current value of portfolio investments. If investors expect inflation to rise in the future they will demand a higher return to compensate for the increase. This will force the price of fixed income securities lower, raising yields. The increase in yields will increase the financing costs for companies, thereby reducing earnings. The reduction in earnings could then lead to lower stock prices.



     MANAGEMENT, ORGANIZATION & CAPITAL STRUCTURE

     Management
     Shareholders meet annually to elect all members of the Board of Directors, select an independent auditor, and vote on any other items deemed pertinent by the incumbent Board. The Directors supervise the operation of the Fund in accordance with its stated objectives, policies, and investment restrictions. The Board appoints the officers to run the Fund and selects an Investment Adviser to provide investment advice. It meets four times a year to review Fund progress and status. In addition, a non-interested Director performs an independent audit whenever requested by the Board.

     Investment Adviser
     Morris Capital Advisors, Inc., 15 Chester Commons, Malvern, PA is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund. Mr. Daniel A. Morris owns all outstanding shares of Morris Capital Advisors, Inc. He is the director and officer of the Investment Adviser and is also president of the Fund.

     Daniel A. Morris is responsible for security analysis and portfolio management decisions on a day-to-day basis. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisors to mutual funds and other investors since 1981.

     On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940.

     Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the Fund, under the review of the Directors of the Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Morris Capital Advisors, Incorporated a fee of 1% per year on the net assets of the Funds (0.5% for the Bond Fund). This rate of the advisory fee is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Funds to no more than 1.5% of averaged assets (1.0% for the Bond Fund).

     Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the Fund's investment requirements. Fees of the custodian, registrar, and transfer agents shall be paid by the Fund. The Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions, record keeping and the expense of operating its offices. The Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.

     Capital Structure
     The authorized  capitalization of  the Funds  is  10,000,000
     shares of common stock of  $.001 par value per share.   Each
     Fund share has equal dividend, distribution and liquidation rights of that Fund.

     Voting Rights
     Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director. Issues specific to a particular Fund are voted only by shareholders of that Fund.


     SHAREHOLDER INFORMATION

     Pricing of Shares
     The net asset value of the Fund's shares are determined as of the close of trading (presently 4:00 p.m.) on the New York Stock Exchange on each business day the Exchange is open. The Exchange is closed on most national holidays. The net asset value is not calculated if the New York Stock Exchange is closed for trading. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.

     Purchasing Shares
     The offering price of shares is the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption _PRICING OF SHARES_ in this prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund. The Fund will maintain an account for each shareholder.

     Initial purchase of shares of the Fund must be made by application to the Fund. To purchase shares mail a check payable to Manor Investment Funds, Inc., complete the application form included in this prospectus, and mail to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900. Subsequent purchases may be made by mail or in person. The minimum is $100, but less may be accepted under special circumstances. Shareholders may also authorize the fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application. Shareholders may also purchase shares of any Fund by directing a transfer from another Fund by telephone. Shares can also be purchased by automatic payroll deduction, or by automatic deduction from an account that you specify.

     Dividends and Distributions
     The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

     Redemptions
     The Fund will redeem all or any portion of the total amount of the shares of any shareholder upon written request for redemption signed by the shareholder. Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange may be required unless management knows the shareholder.

     Shares are redeemed at the net asset value per share next determined after notice is received by the Fund. The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption; the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

     Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.

     To  redeem  shares  send  your  written  request  to   Manor
     Investment Funds, 15  Chester Commons,  Malvern, PA   19355.
     For additional information contact the Fund at 610-722-0900.

     Taxes
     The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the _Code_).

     Distribution of any net long-term capital gains realized by the fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

     The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.




     Reports to Shareholders
     The Fund sends shareholders quarterly reports showing the value of their account and the performance of the Fund. Shareholders also receive annual reports containing certified financial statements and other periodic reports, at least semiannually, containing unaudited financial statements.

     Retirement Accounts
     The Fund maintains Individual Retirement Accounts that allow you to invest in a Regular IRA, Roth IRA or SIMPLE IRA on a tax deferred basis. You may also _roll over_ or transfer a lump sum distribution from a qualified pension or profit-sharing plan to your IRA, thereby postponing federal income tax on the distribution. If your employer has a Simplified Employee Pension Plan (SEP), you may establish a Regular IRA with the Fund to which your employer may contribute, subject to special rules designed to avoid discrimination.

     There is no charge to open and maintain an IRA account with Manor Investment Funds. The Board of Directors may change this policy if they deem it to be in the best interests of all shareholders. All IRA's may be revoked within 7 days of their establishment with no penalty. A Disclosure Statement describing the general provisions of the retirement account is provided for all prospective account holders, as required by U.S. Treasury Regulations.



     DISTRIBUTION
     The Fund acts as transfer  agent for its own shares.   First
     National Bank of Chester County acts as trustee for the Fund.




                     Manor Investment Funds, Inc.
                       New Account Application

        Use this form for individual, custodial, trust, profit sharing or pension plan accounts. For any additional information please contact the Fund at 610-722-0900 or 800-
                              787-3334.


     1. Investments                   Fund Selection:
           						(must total 100%)
								Manor Fund  _____ %
								Growth Fund _____ %
								Bond Fund   _____ %

          Initial Investment:   $ ______________________
                (Minimum initial investment $1,000)

           Make your check payable to:
          Manor Investment Funds, Inc.
          15 Chester Commons, Malvern, PA  19355



     2. Registration     (please print)

      Individual ____________________________________________________
                 First Name MI Last Name  SocialSecurity # Birthdate

      Joint Owner* __________________________________________________
                 First Name MI Last Name  SocialSecurity # Birthdate
          * Registration will be Joint Tenancy with Rights of survivorship (JTWROS) unless otherwise specified.

      Gift to Minors ________________________________________________
                     Custodian's First Name      MI     Last Name

                     ________________________________________________
                     Minor's First Name          MI     Last Name

                     ________________________________________________
               Minor's SocialSecurity # Birthdate  State of Residence

      Corporation ___________________________________________________
      Trust, Estate     Name of Trustees(If to be included in
     registration)
      Pension Plan
      Partnership ___________________________________________________
                       Name

      Other Entity  _________________________________________________
                    Social Security # or Tax ID #   Date of Agreement
                              **Corporate Resolution is required.
     *** Additional documentation and certification may be required.


     3. Mailing Address     (please print)

        _____________________________________________________________
              Street                                   Apt./Suite

        ________________________________   _______     ______________
              City                           State          Zip

        ______________________________     __________________________
              Daytime Phone #              Evening Phone #

                              Application continued on next page.



     4. Distribution Options

          Dividends and capital gains will be reinvested if no option is selected.

     ___Pay all income in cash.____Pay all capital gains in cash.



     5. Signature and Certification required by the Internal
     Revenue Service

          Neither the Fund nor its transfer agent will be responsible for the authenticity of transaction instructions received by telephone, provided that reasonable security procedures have been followed.

          Under the penalty of perjury, I certify that (1) the Social Security Number or Taxpayer Identification Number shown on this form is my correct Taxpayer Identification Number, and (2) I am not subject to backup withholding either as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding. The IRS does not require your consent to any provision of the document other than the certifications required to avoid backup withholding.

          _________________________________________________
          Signature of Owner or Custodian              Date

          _________________________________________________
          Signature of Co-owner                        Date


          If shares are to be registered in (1) joint names, both persons should sign, (2) a custodian for a minor, the custodian should sign, (3) a trust, the trustee(s) should sign, or (4) a corporation or other entity, an officer should sign and print name and title on the space provided below.

          Print name and title of officer signing for a corporation or other entity



     6. Automatic Deposit Authorization
          I authorize Manor Investment Funds, Inc. to instruct my bank/savings institution to make withdrawals from the account listed below to be deposited in my account with the Fund. I understand this authorization may be revoked by me at any time by providing Manor Investment Funds, Inc. with a written notice to discontinue my automatic payments.


          Amount: ___________________

	    Monthly                  Quarterly
          15th day of the Month    Last business day of the month


          Financial Institution:  ______________________
          Bank phone number:____________________

          Your Account Number:  ____________________
          Bank routing number:____________________


          Signature:________________________________________
               Date:____________________

          Signature:________________________________________
               Date:____________________



          Please include a voided check.




     FINANCIAL HIGHLIGHTS INFORMATION
     The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Claude
     B. Granese, CPA, whose report, along with the Fund's financial statements, are included in the Statement of Additional Information and the Annual Report, which is available upon request.

   Manor Fund

                              Year    Year   Year    Year  Since
                            Ending  Ending Ending  Ending Incepton
                              1999    1998   1997    1996  9/30/95


   PER SHARE OPERATING
   PERFORMANCE:

   Net Asset Value,        $ 15.46  $13.77 $11.13  $ 9.97  $ 10.00
          beginning
    Net Investment Income       0.07    0.03   0.06    0.03   0.02
    (loss)

    Net Realized &              1.62    1.85   2.78    1.16  -0.02
        Unrealized Gain(loss)   ----    ----   ----    ----  -----
        Total from Operations   1.69    1.88   2.84    1.19   0.00

    Dividends from net          0.07    0.03   0.04    0.03   0.03
        investment income

    Dividends from net          -0-     0.16   0.16     -0-    -0-
        realized gains         ----     ----   ----    ----   ----
                               0.07     0.19   0.20    0.03   0.03
                               ----     ----   ----    ----   ----
   Net Asset Value, ending   $17.08   $15.46 $13.77  $11.13  $9.97
                              =====    =====  =====   =====   ====
   Total Investment Return    10.95%  13.65%  25.52%  11.98%  -0.3%
                              =====   =====   =====   =====   ====


   RATIOS / SUPPLEMENTAL DATA:
   Net assets, end of year   $2,956  $2,659  $1,499   $ 395  $ 111
    (000's)
   Ratio of expenses to      1.50 %  1.50 % 1.42 %  1.50 % 0.38 %*
    average net assets
   Ratio of Net Investment Income
   to Average Assets         0.44 %  0.22 % 0.50 %  0.67 % 0.34 %*

   Portfolio Turnover rate     19 %    23 %   27 %    14 %  - 0 -

           *  1.24% and 1.50%, respectively when annualized






     Bond Fund
                                                Since Inception
                                                        9/30/95


     PER SHARE OPERATING PEFORMANCE:

     Net Asset Value,                                   $10.00
     beginning
       Net Investment Income (loss)                      - 0 -

       Net Realized & Unrealized Gain(loss)               1.72
                                                         -----
          Total from Operations                           1.72

       Dividends from net investment income              - 0 -

       Dividends from net realized gains                 - 0 -
                                                         -----
                                                         - 0 -
                                                         -----

     Net Asset Value, ending                            $11.72
                                                        ======

     Total Investment Return                            17.20%
                                                        ======


     RATIOS / SUPPLEMENTAL DATA:
       Net assets, end of year (000's)                  $1,137

       Ratio of expenses to average net assets           1.49 %

       Ratio of Net Investment Income
         to Average Assets                               0.01 %

       Portfolio Turnover rate                             4 %





     Bond Fund
                                                Since Inception
                                                        6/30/99


     PER SHARE OPERATING PERFORMANCE:

     Net Asset Value, beginning                         $10.00

       Net Investment Income (loss)                       0.18

       Net Realized & Unrealized Gain(loss)              -0.20
                                                         -----
        Total from Operations                             0.02

       Dividends from net investment income               0.12

       Dividends from net realized gains                 - 0 -
                                                         -----
                                                          0.12

     Net Asset Value, ending                            $ 9.90
                                                        ======

     Total Investment Return                            0.23 %
                                                        ======




     RATIOS / SUPPLEMENTAL DATA:
       Net assets, end of year (000's)                   $ 427

       Ratio of expenses to average net assets            1.00 %

       Ratio of Net Investment Income                     3.58 %
                 to Average Assets

       Portfolio Turnover rate                           - 0 -





                                                       PROSPECTUS


                     Manor Investment Funds, Inc.
                 15 Chester Commons, Malvern, PA  19355
                610-722-0900                800-787-3334





       A no-load open-end management investment company issuing
                       shares in three series,
      the Manor Fund, Growth Fund, and Bond Fund.  The Funds are
                  designed for long-term investors.






                        Additional Information
        Additional information about the Fund's investments is
      available in the Fund's annual and semi-annual reports to
      shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

         This Prospectus, which should be retained for future
          reference, is designed to set forth concisely the
        information that you should know before you invest.  A
      Statement of Additional Information (SAI), dated April 30,
       1999, is incorporated by reference into this prospectus.
      This means that it is legally part of this Prospectus.  A
     copy of the SAI may be obtained without charge by writing or calling the Fund directly at 800-787-3334. Annual and Semi-
           annual reports are also available upon request.

        Information about the Fund (including the SAI) can be
       reviewed and copied at the Commission's Public Reference
      Room in Washington, D.C.  Information on the operation of
       the public reference room may be obtained by calling the
     Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's Internet site at http:\\www.sec.gov.  Copies may be obtained, upon
         payment of a duplicating fee, by writing the Public
       Reference Section of the SEC, Washington, DC 20549-6009.




                        Investment Company Act File No. 811-09134



                                     FORM N-1A

                                       PART B
                         STATEMENT OF ADDITIONAL INFORMATION
                                   April 30, 1999

                            Manor Investment Funds, Inc.

                                 Malvern, PA  19355
                                    610-722-0900
                                    800-787-3334


          This Statement of Additional Information is not a Prospectus, and should be read in conjunction with the Fund's current Prospectus (dated April 30, 1999). To obtain the Prospectus, please write the Fund or call either of the telephone numbers that are shown above.

                                  TABLE OF CONTENTS

                       Fund History                        1
                       Description of the Fund and its     2
                       Investments & Risks
                       Management of the Fund              5
                       Control Persons and Principal       6
                       Holders of Securities
                       Investment Advisory and Other       6
                       Services
                       Brokerage Allocation and Other      6
                       Practices
                       Capital Stock and Other             7
                       Securities
                       Purchase, Redemption and Pricing    7
                       of Shares
                       Taxation of the Fund                8
                       Underwriters                        9
                       Calculation of Performance Data     9
                       Financial Statements _ Manor       10
                       Fund
                       Financial Statements _ Growth      22
                       Fund
                       Financial Statements _ Bond Fund   32

          No person has been authorized to give any information or to make any representations other than those contained in this Statement of Additional Information and the Prospectus dated April 30, 1999 and, if given or made, such information or representations may not be relied upon as having been authorized by Manor Investment Funds, Inc.

          This Statement of Additional Information does not constitute an offer to sell securities.


   FUND HISTORY

          Manor Investment Funds, Inc. (the "Fund") is an open-end management investment company. The Fund was incorporated in Pennsylvania on September 13, 1995. The Fund's registered office is 15 Chester Commons, Malvern, PA 19355. The company currently issues shares in three series, which we call _Funds_. Each series has distinct investment objectives and policies, and a shareholder's interest is limited to the series in which he or she owns shares. The series are the Manor Fund, Growth Fund, and Bond Fund. Each is a "no-load" fund, and there are no sales or 12b-1 charges.






    DESCRIPTION OF THE FUNDS AND ITS INVESTMENTS AND RISKS

          The mutual funds offered are the Manor Fund, Growth Fund, and Bond Fund. Each of the Funds is a no-load "mutual fund." There is no commission or charge when shares are purchased, and no 12b-1 charges. The Funds are a series of Manor Investment Funds, Inc., and each Fund is a separate portfolio of securities and other assets, with its own investment objective and policies. Morris Capital Advisors, Inc. provides investment advisory and administrative services to the Funds.

          Investment Objectives
            The Manor  Fund  seeks  long-term capital  appreciation  and  a moderate level of income.
            The Growth Fund seeks long-term capital appreciation.
            The Bond Fund seeks to provide current income.

          Principal Investment Strategies
            The Manor Fund invests  primarily in the common stock of  large corporations with an average market capitalization of approximately $50 billion, or more. The fund may also invest in the preferred stock or the corporate fixed income securities of these companies that are convertible into common stock. The primary consideration in the selection of stock investments for the Manor Fund is the current price of the shares relative to the earnings and potential growth of earnings for each company. The Manor Fund generally invests in companies with growing earnings and dividends, a high level of free cash flow available to finance growth or repurchase outstanding shares, and a strong financial structure to support future growth. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.

                Under normal market conditions, the Manor Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

                The Manor Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.

                In seeking to achieve its investment objective, the Manor Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

            The Growth Fund invests primarily in the common stock of  large to mid-sized corporations with an average market capitalization of approximately $2 billion, or more. The Growth Fund generally invests in companies that have strong growth in earnings or revenues, the potential to maintain above average growth, and a reasonable valuation relative to the growth potential. The Growth Fund generally invests in companies with a high level of free cash flow available to finance growth or repurchase outstanding shares, and products or services that provide a comparative advantage over competitors. The portfolio manager uses growth and earnings information from industry sources and applies his own proprietary analysis to project future valuations. The portfolio manager invests in companies that he believes have the opportunity to more than double in value over five years based on their current price relative to future cash flows and the underlying value of the firm's assets.
                Under normal market conditions, the Growth Fund should be fully invested. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

                The Growth Fund generally holds individual investments for three to five years. The Fund will not borrow or invest in foreign securities, and no more than 5% of the Fund's net assets will be invested in companies that do not have three years of continuous operations. The Fund may also invest in exchange traded securities that track the value of an underlying basket of securities such as the S&P 500 Index or the S&P Mid-Cap Index.

                In seeking to achieve its investment objective, the Growth Fund ordinarily invests on a long-term basis. Occasionally, securities may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change. The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.

            The Bond Fund invests primarily in income producing securities issued by the U.S. Government or Agencies of the U.S. Government, such as U.S. Treasury bills, notes and bonds, or GNMA's, FNMA's and FHLB's. The Bond Fund generally maintains an average maturity of three to seven years, depending upon the interest rate and economic environment. The Bond Fund generally maintains an overall credit rating of A or better for portfolio securities, as measured by Moodys or S&P. The Fund may also invest in short term securities issued at a discount to face value such as U.S. Treasury bills. Zero coupon securities with maturities greater than one year will not generally comprise more than 10% of the portfolio.

                The Bond Fund will generally hold investments to maturity; however, positions may be liquidated to shift the interest rate sensitivity of the portfolio in response to changing market and economic conditions. The portfolio manager will actively manage the average maturity of the portfolio by reducing the maturity of portfolio securities in anticipation of rising interest rate environments and extending the maturity of portfolio securities in anticipation of falling interest rate environments. The Fund may also invest up to 35% of the portfolio in corporate debt instruments if these investments provide attractive return potential.


          Related Risks
          In addition to the risks associated with the investment strategy for any particular fund an investor is subject to risk from general market fluctuations, interest rate shifts, credit risk, and the effect of inflation.

          Market Risk
          In the event of a general market decline the value of the funds could decline even if the manager has moved to a defensive position. The values of investments may change, and possibly decrease, perhaps severely, in response to fluctuations in the stock market generally.

          Interest Rate Risk
          If interest rates increase the value of portfolio investments could decline as the market adjusts to the reduced demand for stock and long term bond investments. The potential for fluctuations in bond prices is primarily due to changes in interest rates. Bonds with longer maturities have greater interest rate risk than bonds of shorter maturities.


          Credit Risk
          Credit risk could impact the value of specific stock or bond investments, or an entire industry sector, if investors become concerned abut the ability of creditors to continue debt service on an ongoing basis. Credit risk is the chance that the issuer of a bond will default on its promise to pay interest and or principal at maturity. Credit ratings are an attempt to assess this risk. Generally, the lower a bond's credit rating the higher the interest the bond must pay to attract investors and compensate them for taking additional risk.

          Inflation Risk
          Inflation is the impact of rising prices over time, it has the effect of reducing the future value of financial assets due to decreased purchasing power. For an investor to be better off their portfolio must increase in value faster than the rate of inflation. Inflation, and investor's expectation of future inflation, also effects the current value of portfolio investments. If investors expect inflation to rise in the future they will demand a higher return to compensate for the increase. This will force the price of fixed income securities lower, raising yields. The increase in yields will increase the financing costs for companies, thereby reducing earnings. The reduction in earnings could then lead to lower stock prices.


          Other Strategies
          Under normal market conditions, each Fund should be fully invested in the types of securities described above. Within the limitations described in this prospectus, the percentages of Fund assets invested will vary in accordance with the judgment of the Advisor. To the extent that investments meeting a Fund's criteria for investment are not available, or when the Advisor considers a temporary defensive posture advisable, the Fund may invest without limitation in high-quality corporate debt obligations of U.S. companies, U.S. government and agency obligations, or money market instruments.

          In seeking to achieve its investment objective, each Fund ordinarily invests on a long-term basis. Occasionally, securities purchased on a long-term basis may be sold within 12 months of purchase if circumstances of a particular company, industry, or the general market should change.

          Portfolio Turnover Policy
          The Fund does not propose to purchase securities for short term trading in the ordinary course of operations. Accordingly, it is expected that the annual turnover rate will not exceed 50%, as computed by dividing the lesser of the Fund's total purchases or sales of securities within the period by the average monthly portfolio value of the Fund during such period. There may be times when management deems it advisable to substantially alter the composition of the portfolio, in which event, the portfolio turnover rate might substantially exceed 50%; this would only result from special circumstances and not from the Fund's normal operations.


          Policies
          The By-Laws of the Fund provide the following fundamental investment restrictions; the Fund may not, except by the approval of a majority of the outstanding shares:

          (a) Act as underwriter for securities of other issuers except insofar as the Fund may be deemed an underwriter in disposing of its own portfolio.
          (b) Issue senior securities, borrow money, or purchase securities on margin, but may obtain such short term credit as may be necessary for clearance of purchases and sales of securities for temporary or emergency purposes in an amount not exceeding 5% of the value of its total assets.
          (c) Sell securities short.
          (d) Invest in securities of other investment companies except as part of a merger, consolidation, or purchase of assets approved by the Fund's shareholders or by purchases with no more that 10% of the Fund's assets in the open market involving only customary brokers commissions.
          (e) Invest more that 25% of its assets at the time of purchase in any one industry.
          (f) Make investments in commodities, commodity contracts or real estate although the Fund may purchase and sell securities of companies which deal in real estate or interests therein.
          (g) Make loans. The purchase of a portion of a readily marketable issue of publicly distributed bonds, debentures or other debt securities will not be considered the making of a loan.
          (h) Acquire more than 10% of the securities of any class of another issuer, treating all preferred securities of an issuer as a single class and all debt securities as a single class, or acquire more than 10% of the voting securities of another issuer.
          (i) Invest in companies for the purpose of acquiring control.
          (j) Purchase or retain securities of any issuer if the officers and directors of the Fund or its Investment Adviser owning individually more than 1/2 of 1% of any class of security, collectively own more than 5% of such class of securities of such issuer.
          (k) Pledge, mortgage or hypothecate any of its assets.
          (l) Invest in securities which may be subject to registration under the Securities Act of 1933 prior to sale to the public or which are not at the time of purchase readily salable.
          (m) Invest more than 5% of the total Fund assets, taken at market value at the time of purchase, in securities of companies with less than three years' continuous operation, including the operations of any predecessor.


          MANAGEMENT OF THE FUND

          Board of Directors
          The Officers and Directors of the Fund have agreed to serve without compensation, their addresses, principal occupations during the past five years are:

          DANIEL A. MORRIS
                    Mr. Morris is President of the Fund and President of Morris Capital Advisors, Inc., investment adviser to the Fund. Prior to founding Morris Capital Advisors, Inc., he was Senior Vice President of Consistent Asset Management Company, an investment adviser for separate accounts and registered investment companies. Mr. Morris resides at 304 Albermarle Grove, West Chester, PA. As President of the Fund, he is considered an Interested Director.

          BRUCE LAVERTY
                    Mr. Laverty is a Partner of the law firm Laverty, Muth & Miller, legal counsel to the Fund. Mr. Laverty resides at 568 Spring Oaks Road, West Chester, PA. As Legal Counsel to the Fund, he is considered an Interested Director.

          ALAN WEINTRAUB
                    Mr. Weintraub is a Senior Consultant with The Gartner Group, Stanford, CT. Mr. Weintraub resides at 305 Albermarle Grove, West Chester, PA.

          JAMES MCFADDEN
                    Mr. McFadden is Vice President of Marketing for MBNA Corporation. Mr. McFadden resides at 461 Crescent Drive, West Chester, PA.

          FRED MYERS
                    Mr. Myers is founding Partner of the accounting firm of Myers & Associates, CPA's. Mr. Myers resides at 302 Albermarle Grove, West Chester, PA.

         RICHARD KUND, JR.
                    Mr. Kund is marketing manager of Professional
                    Detailing, Inc. Mr. Kund resides at 304 Hidden Creek Drive, Hatboro, PA.

          EDWARD ERLICHMAN
                    Mr. Erlichman is President of Kara Aerospace. Mr. Erlichman resides at P.O. Box 513, Bedford, PA.

          CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
      As of December 31, 1999, Daniel A. Morris owned or beneficially
 	    owned 8.7% of the value of Fund shares outstanding. As of December 31, 1999, two other shareholders, owned or beneficially owned more than 5%
      of the value of the Fund shares outstanding. Bradley Allen and Lance DeFrancisco owned or beneficially owned 8.8% and 6.1%, respectively,
      of the value of the Fund shares outstanding.   The Officers and
      Directors owned or beneficially owned as a group 17.4% of the value of
      the Fund shares outstanding.    Other than the foregoing, the Fund was
      not aware of any person who, as of December 31, 1998,owned or beneficially owned more than 5% of the value of the Fund shares outstanding.

 	    As of December 31, 1998, four shareholders, in addition to Mr. Morris, owned or beneficially owned more than 5% of the then outstanding shares of the Fund. Daniel K Schafer owned 22, 129, or 12.9% of the Fund,
      Marvin Tavel owned 9,213 shares, or 5.4%, Bradley J. Allen owned 9,143, or 5.3% and William P Becker owned 9,142.5 shares, or 5.3%. Other than the foregoing, the Fund was not aware of any person who, as of December 31, 1998, owned or beneficially owned more than 5% of the shares of the Fund.

          INVESTMENT ADVISORY AND OTHER SERVICES
          Morris Capital Advisors, Inc., 15 Chester Commons Street, Malvern, PA, is a Pennsylvania corporation that acts as sole Investment Adviser to the Fund. Mr. Daniel A. Morris is the sole owner, director and officer of the Investment Adviser and is also president of the Fund. Mr. Morris owns all outstanding shares of Morris Capital Advisors, Inc. and he is the largest shareholder of Manor Investment Funds. Mr. Morris has been a shareholder, executive officer and portfolio manager for investment advisers to mutual funds and other investors since 1981.

          On September 18, 1995 the shareholders of the Fund approved a management and advisory contract with Morris Capital Advisors, Inc., to act as Investment Adviser of the Fund, which was unanimously approved by the Board of Directors. This agreement will continue on a year to year basis provided that approval is voted at least annually by a majority of the directors of the Fund who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940.

          Under the agreement, the Investment Adviser will direct the purchase or sale of investment securities in accordance with the stated objectives of the Fund, under the review of the Directors of the Fund. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund on not more than 60 days' written notice to the Investment Adviser. In the event of its assignment, the Agreement will terminate automatically. For these services the Fund has agreed to pay to Morris Capital Advisors, Incorporated a fee of 1% per year on the net assets of the Funds (0.5% for the Bond Fund). This rate is generally higher than that paid by most mutual funds. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Investment Adviser will forego all or a portion of its fees in order to hold the total expenses of the Fund to no more than 1.5% of averaged assets (1.0% for the Bond Fund).

          Pursuant to its contract with the Fund, the Investment Adviser is required to render research, statistical, and advisory services to the Fund; and to make specific recommendations based on the
          Fund's  investment  requirements.     Fees   of  the   custodian,
          registrar, and transfer  agents shall be paid  by the Fund.   The
          Fund pays all other expenses, including fees and expenses of directors not affiliated with the Adviser, if any; legal and accounting fees; interest, taxes, and brokerage commissions,
          record-keeping and  the expense  of operating  its  offices.   The
          Investment Adviser has paid the initial organizational costs of the Fund and will reimburse the Fund for any and all losses incurred because of rescinded purchases.

          BROKERAGE ALLOCATION AND OTHER PRACTICES
          The Fund requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price. Where consistent with best price and execution and in light of its limited resources, the Fund will deal with primary market makers in placing over-the-counter portfolio orders.

          The Fund places all orders for purchase and sale of its portfolio securities through the Fund President who is answerable to the Fund Board of Directors. He may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which, in the opinion of management, are helpful or necessary to the Fund's normal operations. Those services may include economic studies, industry studies, security analysis and reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser.
          Brokerage commissions for the year ended December 31, 1999 was $3,629. Other than set forth above, the Fund has no fixed policy, formula, method or criteria which it uses in allocating brokerage business to brokers furnishing materials and services. The Board of Directors evaluates and reviews the reasonableness of brokerage commissions paid semiannually.


          CAPITAL STOCK AND OTHER SECURITIES
          The authorized capitalization of the Funds is 10,000,000 shares of common stock of $.001 par value per share. Each Fund share has equal dividend, distribution and liquidation rights of that Fund.

          Voting Rights
          Each holder of common stock has one vote for each share held. Voting rights are non-cumulative, which means that the holders of a majority of shares of common stock can elect all the directors of the Fund if they so choose, and the holders of the remaining shares will not be able to elect any person as a director.
          Issues specific to a particular Fund are voted only by shareholders of that Fund.


          PURCHASE, REDEMPTION AND PRICING OF SHARES
          Purchasing Shares
          The offering price of shares is the net asset value per share next determined after receipt of the purchase order by the Fund and is computed in the manner described under the caption "PRICING OF SHARES" in this prospectus. The Fund reserves the right at its sole discretion to terminate the offering of its shares made by this Prospectus at any time and to reject purchase applications when, in the judgment of the management such termination or rejection is in the best interests of the Fund. The Fund will maintain an account for each shareholder.

          Initial purchase of shares of the Fund must be made by application to the Fund. To purchase shares mail a check payable to Manor Investment Funds, Inc., complete the application form included in this prospectus, and mail to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900. Subsequent purchases may be made by mail or in person. The minimum is $100, but less may be accepted under special circumstances. Shareholders may also authorize the fund to automatically debit their bank account to purchase shares by completing the necessary information on their account application. Shareholders may also purchase shares of any Fund by directing a transfer from another Fund by telephone. Shares can also be purchased by automatic payroll deduction, or by automatic deduction from an account that you specify.

          Dividends and Distributions
          The Fund will automatically retain and reinvest dividends and capital gain distributions and purchase additional shares for the shareholder at net asset value as of the close of business on the distribution date. A shareholder may at any time by letter or forms supplied by the Fund direct the fund to pay dividend and/or capital gains distributions, if any, to such shareholder in cash.

          Redemptions
          The Fund will redeem all or any portion of the total amount of the shares of any shareholder upon written request for redemption signed by the shareholder. Proper endorsements guaranteed either by a national bank or a member firm of the New York Stock Exchange may be required unless management knows the shareholder.

          Shares are redeemed at the net asset value per share next determined after notice is received by the Fund. The proceeds received by the shareholder may be more or less than the cost of such shares, depending upon the net asset value per share at the time of redemption; the difference should be treated by the shareholder as a capital gain or loss for federal income tax purposes.

          Payment by the Fund will ordinarily be made by check within seven days after tender. The Fund may suspend the right of redemption or postpone the date of payment if: The New York Stock Exchange is closed for other than customary weekend or holiday closings, or when trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or when the Securities and Exchange Commission has determined that an emergency exists, making disposal of fund securities or valuation of net assets not reasonably practicable.
          To redeem shares send your written request to Manor Investment Funds, 15 Chester Commons, Malvern, PA 19355. For additional information contact the Fund at 610-722-0900.

          Pricing of Shares
          The net asset value of the Fund's shares are determined as of the close of trading on the New York Stock Exchange on each business day the Exchange is open (presently 4:00 p.m.). The net asset value is not calculated if the New York Stock Exchange is closed for trading. The price is determined by dividing the value of its securities, plus any cash and other assets less all liabilities, by the number of shares outstanding. The market value of securities listed on a national exchange is determined to be the last recent sales price on such exchange. Listed securities that have not recently traded and over-the-counter securities are valued at the last bid price in such market. Short term paper (debt obligations that mature in less than 60 days) are valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.



          TAXATION OF THE FUND
          The Fund will endeavor to qualify annually for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). To qualify as a "regulated investment company" under Subchapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains form securities transactions, and no more than 50% of the Fund's assets may be in security holdings of any issuer that exceed 5% of the total assets of the Fund at the time of purchase.

          Distribution of any net long-term capital gains realized by the fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Fund's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the per share net asset value of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

          The Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on the application form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.



          UNDERWRITERS
          The Fund acts as its own underwriter.


          CALCULATION OF PERFORMANCE DATA
          Any total rate of return quotation for the Fund will be for a period of three or more months and will assume the reinvestment of all dividends and capital gains distributions which were made by the Fund during that period. Any period total rate of return quotation of the fund will be calculated by dividing the net change in value of a hypothetical shareholder account established by an initial payment of $1,000 at the beginning of the period by 1,000. The net change in the value of a shareholder account is determined by subtracting $1,000 from the product obtained by multiplying the net asset value per share at the end of the period by the sum obtained by adding (A) the number of shares purchased at the beginning of the period plus (B) the number of shares purchased during the period with reinvested dividends and distributions. Any average annual compounded total rate of return quotation of the Fund will be calculated by dividing the redeemable value at the end of the period (i.e., the product referred to in the preceding sentence) by $1,000. A root equal to the period, measured in years, in question is then determined and 1 is subtracted from such root to determine the average annual compounded total rate of return.

          The foregoing computation may also be expressed by the following formula:
                          P(1+T)^n = ERV

                          P = a hypothetical initial payment of $1,000

                          T = average annual total return

                          n = number of years

                          ERV = ending redeemable value of a
                                hypothetical $1,000 payment made at the
                                beginning of the stated periods at the end of the stated periods.






                            MANOR INVESTMENT FUNDS, INC.
                                MALVERN, PENNSYLVANIA

                                     MANOR FUND
                                Financial Statements
                                 For the Year Ended
                                  December 31, 1999
                                         and
                            Independent Auditor's Report






                                                 Independent Auditor's Report


          To the Shareholders and
           Board of Directors
          Manor Investment Funds, Inc.

          I have audited the accompanying statement of assets and liabilities of Manor Fund (the Fund), including the schedule of investments, as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended December 31, 1999, 1998, 1997 and 1996 and for the period ended December 31, 1995. These financial statements and financial highlights (hereafter referred to collectively as "financial statements") are the responsibility of the Fund's management. My responsibility is to express an opinion on these financial statements based on my audits.

          I conducted my audits in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audits provide a reasonable basis for my opinion.

          In my opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Manor Fund as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended December 31, 1999, 1998, 1997 and 1996, and the period ended December 31, 1995, in conformity with generally accepted accounting principles.


          Claude B. Granese, CPA

          Spring House, Pennsylvania
          January 19, 2000



                          MANOR INVESTMENT FUNDS, INC.
                                   MANOR FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1999


            ASSETS

            Investments at market value
            (identified cost $2,224,274)
		(Notes 2 and 5)
                              $  2,912,783


            Cash                                               44,173
            Dividends and interest receivable                   1,605

                      Total Assets                          2,958,516

            LIABILITIES

            Accrued Expenses                                    2,550

                       Total Liabilities                        2,550

             NET ASSETS

            Net Assets applicable to Fund shares         $  2,955,966
            outstanding

            Fund Shares outstanding (Note 4)              173,040.552

		PRICING OF SHARES

            Net asset value per share                        $  17.08


The accompanying notes are an integral part of the financial statements.



                              MANOR INVESTMENT FUNDS, INC.
                                       MANOR FUND
                                SCHEDULE OF INVESTMENTS
                                   December 31, 1999

                                                                      Market
            COMMON STOCK (Shares)             %           Cost         Value

            Automobile
            1,690 General Motors           4.2%  $     93,448    	$  122,842
            1,181 Delphi Automotive        0.6%        18,489         18,601

                                           4.8%       111,938        141,443

            Basic Materials
            2,050 DuPont                   4.6%        123,938       135,044


            Computer
            1,660 America Online           4.3%        105,044       125,952
            2,470 Cisco Systems            9.1%         76,096       264,599
              980 Hewlett-Packard          3.8%         55,083       111,475
            2,160 Intel                    6.1%         99,894       177,795
            1,980 International            7.3%         96,750       213,593
            Business Machines
                                          30.7%        432,867       893,414

            Construction
            4,210 Masco                    3.7%         96,704       106,829


            Consumer Staples
            1,710 Tribune Co               3.2%         89,826        94,157
            3,560 PepsiCo                  4.3%        140,965       125,490

                                           7.5%        230,791       219,647

            Finance
            2,720 Allstate Insurance       2.2%        103,852        65,450
            2,100 Citigroup                4.0%         84,531       116,944
            9,630 Elder Trust              2.0%         77,618        58,382
            3,560 Mellon Bank              4.2%        130,071       121,262

                                          12.4%        396,072       362,038

		Industrial Products
            2,240 Tyco Intl. Ltd.          3.0%         99,677        87,360


            Schedule continued on next page.



					MANOR INVESTMENT FUNDS, INC.
                                     MANOR FUND
                         SCHEDULE OF INVESTMENTS (continued)
                                  December 31, 1999

                                                          		    Market
        COMMON STOCK (Shares)                 %           Cost         Value

        Medical
        1,600 Merck                        3.7%     $   96,479       107,500
        2,970 Pfizer                       3.3%         77,962        96,339

                                           7.0%        174,441       203,839


        Multi-Industry
        1,550 General Electric             8.2%        112,769       239,863
        2,610 Honeywell                    5.2%        103,267       150,564
        International
                                          13.4%        216,036       390,427


        Oil
        1,600 Chevron                      4.8%        126,422       138,600




        Retail
        3,030 McDonalds                    4.2%         83,927       122,147
        1,000 Tandy Corp                   1.7%         70,092        49,187

 							 5.9%        154,019       171,334






	Schedule continued on next page.




					MANOR INVESTMENT FUNDS, INC.
                                     MANOR FUND
                            SCHEDULE OF INVESTMENTS (continued)
                                  December 31, 1999

											  Market
							  %           Cost         Value

        Transportation
        1,260 Delta Airlines               2.2%         61,369        62,763


        TOTAL COMMON STOCK                 100%      2,224,274     2,912,738


        TOTAL INVESTMENTS IN SECURITIES    100%     $2,224,274    $2,912,738




        The accompanying notes are an integral part of the financial statements.





                           MANOR INVESTMENT FUNDS, INC.
                              STATEMENT OF OPERATIONS
                                    MANOR FUND
                           Year Ended December 31, 1999

            Investment Income
              Dividends                        $  51,768.58
              Interest 					   6,782.02
              Accrued Income change                (332.26)

                 Total investment income                    $ 58,218.34

            Expenses
              Advisory and management fee
              (Note 6)                            29,629.35
              Custodian fee (Note 7)               1,819.55
              Misc. Fee                           17,630.92
            Accrued Expense change               (4,4146.66)


            Net expenses                                      44,933.16


            Net Investment Income                             13,285.18


            Realized and Unrealized Gain on
            Investments (Note 5)
            Realized gain on securities
            transactions:
                 Proceeds from sales              577,90.36
                 Cost of securities sold         621,611.96

                                                            (43,703.60)

            Unrealized Appreciation
            (Depreciation) of Investments
                 Beginning of Period             356,149,27
     		     End of Period                   688,464.09

                                                             332,314.82

      	Net Realized and Unrealized Gain on              288,611.22
            Investments

            Net Increase in Net Assets
            Resulting from Operations                        $301,896.40

 	      The accompanying notes are an integral part of the
            financial statements.




	            		MANOR INVESTMENT FUNDS, INC.
                                      MANOR FUND
                          STATEMENTS OF CHANGES IN NET ASSETS
                     Years Ended December 31, 1999, 1998 and 1997


                                             1999         1998           1997

             Increase in Net Assets from Operations

             Investment income-net       $13,285.18   $   4,738     $    4,196
             Net realized gain on
             investments                 (43,703.60)     26,880         17,520
             Change in unrealized
             appreciation                332,314.82     198,891        138,193


             Net increase in net assets
             resulting from operations   301,869.40     230,509        159,909



            Distributions to Shareholders
            from
            Investment income-net       (12,478.54)     (4,738)        (3,942)
              Net realized gain on
            investments                     -          (26,880)       (17,520)

            Capital Share Transactions
           (Note 4)                       14,221.98     954,033        966,285

           Total Increase                303,639.84   1,152,924      1,104,732

            Net Assets
             Beginning of year         2,652,325.93   1,499,402        394,670

          	  End of year               2,955,965.77  $2,652,326     $1,499,402









The accompanying notes are an integral part of the financial statements.



                              MANOR INVESTMENT FUNDS, INC.
                                  FINANCIAL HIGHLIGHTS
                                       MANOR FUND
                   Years Ended December 31, 1999, 1998, 1997 and 1996
                             Period Ended December 31, 1995


            PER SHARE DATA (1)            1999   1998    1997   1996   1995


            Investment income          $  0.32 $ 0.26  $ 0.25 $ 0.22 $ 0.07
            Expenses                      0.25   0.23    0.19   0.15   0.04
            Investment income-net         0.07   0.03    0.06   0.07   0.03

            Dividends from net
            Investment income            (0.07) (0.03)  (0.06) (0.07) (0.03)
            Distributions from
            realized capital
            gains                          -    (0.19)  (0.26)    -      -

            Initial capitalization of      -      -       -      -    10.00
            Fund

            Net increase in net asset     1.62   1.69    2.64   1.16   9.97
            Value

            Net asset value
              Beginning of period        15.46   13.77   11.13   9.97     -

              End of period             $17.08  $15.46  $13.77 $11.13 $9.97


            (1) Selected data based on weighted average shares outstanding.

            TOTAL INVESTMENT RETURN     $10.95   13.65% 25.52% 11.98% -0.30%

            RATIOS (to Average Net
            Assets)
                                                                      (2)
            Investment income-net        0.44%   0.22%   0.50%  0.67%  0.34%

            Expenses                     1.50%  1.50%   1.42%  1.50%  0.38%

           (2) 1.24 % and 1.50 %, respectively when annualized.

	      PORTFOLIO TURNOVER RATE       19%    23%     27%    15%     0%


             The accompanying notes are an integral part of the financial statements



				    MANOR INVESTMENT FUNDS, INC.
                                     MANOR FUND
                            NOTES TO FINANCIAL STATEMENTS
                                  December 31, 1999
          Note 1-Organization

          Manor Investment Funds, Inc. (the Company) was incorporated in Pennsylvania on September 13, 1995. The Company was in the initial stages of development until January 27, 1996 when it began to sell shares of its stock for investment in the Manor Fund, to the public. It is an open-end, non-diversified management investment company that is registered under the Investment Company Act of 1940. The Company consists of three portfolios including Manor Fund (the Fund), Manor Growth Fund, and Manor Bond Fund.

          The Fund's primary investment objective is conservative capital appreciation and current income. It invests primarily in common stock of large U. S. corporations. The Manor Growth Fund seeks to provide long-term capital appreciation. The Manor Bond Fund seeks to provide intermediate-term fixed income.

          Note 2-Significant Accounting Policies

          These financial statements reflect only the financial position, results of operations, changes in its net assets and financial highlights including selected per share data, total investment return, ratios and turnover of Manor Fund. The financial statements of the other two funds are presented separately.

          The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies:

          Security Valuation and Accounting-Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.

          The  Fund  follows   industry  practice   and  records   security
          transactions on the trade date.

          Cash-Cash consists of checking and money market accounts with the custodian. As financial instruments, such accounts potentially subject the Fund to concentration of credit risk. The carrying value of these accounts approximates market value due to their short-term nature.

    	    Federal Income Taxes-The Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

          Distributions-Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


                              MANOR INVESTMENT FUNDS, INC.
                                     MANOR FUND
                      NOTES TO FINANCIAL STATEMENTS (Continued)
                                  December 31, 1999

          Development  Stage-During   its  development   stage  there   was
          virtually no change in Fund net assets from net investment income and unrealized securities losses.

          Accounting Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

          Other- Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. When applicable, discounts on short-term U. S. government obligations are accreted over the life of the obligation.

          Professional fees include nonrecurring expenses of $6,300 for consulting on a shareholder accounting system.

          Certain  reclassifications  have  been  made  to  the   financial
          highlights for 1995 through 1998 to conform with current period presentation.

          As a mutual fund, the Fund's portfolio of investments is subject to stock market risk and inflation risk.

          Note 3-Distributions to Shareholders

    	    On December 27, 1999, a distribution of $.073 per share, aggregating $12,479, was declared from net investment income. The dividend was paid on December 27, 1999 to shareholders of record on December 24, 1999.

          On December 28, 1998, a distribution of $.19 per share, aggregating $31,618 was declared from net investment income and realized gains. The dividend was paid on December 28, 1998 to shareholders of record on December 24, 1998.

          Note 4-Capital Share Transactions

          At December 31, 1999, there were 10,000,000 shares of $.001 par value capital stock authorized. Paid-in capital of Manor Fund totaled $2,268,447. Daniel A. Morris (see note 6), President of the Manor Investment Funds, Inc., and his wife own 11,931 shares of the Fund's outstanding stock with a value of $203,785. Directors own 12,939 shares of Manor Fund stock with a value of $220,998.



                       					MANOR INVESTMENT FUNDS, INC.
                                     MANOR FUND
                      NOTES TO FINANCIAL STATEMENTS (Continued)
                                 December 31, 1999


          Note 4-Capital Share Transactions (Continued)

          Transactions in capital stock were as follows:

    						                             Shares                Amount
 		                           						1999      1998         1999        1998

          Shares sold             68,784    96,232   $1,124,979   $1,468,246
          Shares issued in
           reinvestment of
           dividends                 737     2,044       12,479       31,618
                                  69,521     98,276   1,137,458    1,499,864
          Shares redeemed         68,003     35,680   1,123,225      545,831
              Net increase         1,518     62,596   $  14,223   $  954,033


          Note 5-Investment Transactions

          Purchases of investment securities aggregated $822,401 in 1999; sales aggregated $577,909. Net gain on investments for the year ended December 31, 1999 was $288,611, after realizing capital losses aggregating $43,704. For tax purposes, such capital losses will be carried forward to offset future realized capital gains. If not used in eight years, such capital losses will expire in 2007.

          At December 31, 1999, net unrealized appreciation of investment securities for financial reporting and federal income tax reporting was $688,464, consisting of unrealized gains of $803,608 on securities that had risen in value since their purchase, and $115,144 in unrealized losses on securities that had fallen in value since their purchase.

          Note 6-Investment Advisory Fee

          The Fund has an investment management and advisory services agreement (the Agreement) with Morris Capital Advisors, Inc. (Morris). Morris' sole shareholder, officer and director is Daniel A. Morris.

    	    Monthly, the Fund is required to pay Morris a fee (aggregating $29,629 in 1999) equivalent to one percent per annum of the daily average net assets of the Fund. The Fund bears expenses necessary and incidental to the conduct of its business.

          The Agreement must be approved annually by a majority vote of the Fund's non-interested Board of Directors.


                            MANOR INVESTMENT FUNDS, INC.
                                     MANOR FUND
                      NOTES TO FINANCIAL STATEMENTS (Continued)
                                  December 31, 1999


          Note 7-Custody Agreement



          Under an agreement, The First National Bank of West Chester (FNB) acts as the Fund's custodian. FNB's fees are charged in accordance with its standard rates for such services, payable monthly. Such fees were $1,820 for the year ended December 31, 1999.



                             MANOR INVESTMENT FUNDS, INC.
                                MALVERN, PENNSYLVANIA

                                    GROWTH FUND
                                Financial Statements
                              For the Six Months Ended
                                  December 31, 1999
                                         and
                            Independent Auditor's Report





Independent Auditor's Report


          To the Shareholders and
           Board of Directors
          Manor Investment Funds, Inc.

          I have audited the accompanying statement of assets and liabilities of Manor Growth Fund (the Growth Fund), including the schedule of investments, as of December 31, 1999, and the related statements of operations and changes in net assets, and the financial highlights for the six months then ended. These financial statements and financial highlights (hereafter referred to collectively as "financial statements") are the responsibility of the Growth Fund's management. My responsibility is to express an opinion on these financial statements based on my audit.

          I conducted my audit in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

          In my opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Manor Growth Fund as of December 31, 1999, the results of its operations and the changes in its net assets, and the financial highlights for the six months then ended, in conformity with generally accepted accounting principles.


          Claude B. Granese, CPA

          Spring House, Pennsylvania
          January 19, 2000


                          MANOR INVESTMENT FUNDS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                               GROWTH  FUND
                       Six Months Ended December 31, 1999


            ASSETS


            Investments at market value
            (identified cost $947,634)             	     $1,068,943
            (Notes 2 and 5)

		Cash								  367,825
            Interest receivable                  		      112

                        Total Assets                        1,436,880

            LIABILITIES

		Payable for investment securities
		purchased					        	  299,090

		Accrued Expenses                                      338

				Total Liabilities				  299,428

            NET ASSETS

		Net assets (equivalent to $11.72 per share
		Based on 97,023 shares of capital stock
		Outstanding) (Note 4) 				    $ 1,137,452


            The accompanying notes are an integral part of the financial statements.




                              MANOR INVESTMENT FUNDS, INC.
						GROWTH FUND
                                SCHEDULE OF INVESTMENTS
                           Six Months Ended December 31, 1999

                                                                      Market
            COMMON STOCK (Shares)             %           Cost         Value

            Consumer Staples
          		  470 Jones New York           1.2%         14,956        12,749


            Consumer Discretionary
              220 Cablevision              1.6%         16,608        16,610


            Retail

            1,900 Bergen Brunswig          1.5%         25,201        15,794
            2,730 Charming Shoppes         1.7%         18,340        18,086
						       3.2%         43,541        33,880

            Medical
              580 Biogen                   4.6%         44,622        49,010
            1,890 Ivax Corp                4.6%         42,155        48,667
                                   							 9.1%         86,777        97,677

            Automobile
              360 Lear Corp                1.1%         13,693        11,520


            Industrial Products
            1,420 Allied Waste             1.2%         19,670        12,514
            2.500 Sensormatic              4.1%         39,422        43,594
                  Electronics
                                           5.2%         59,092        56,108

            Computer
              920 BMC Software             6.9%         59,364        73,542
              310 Cisco Systems            3.1%         31,924        33,209
            1,370 Dell Computer            6.5%         61,641        69,870
              820 Intel                    6.3%         64,144        67,496
              490 Microsoft                5.4%         49,188        57,208
              380 Oracle Corp.             4.0%         32,619        42,584
              980 Sun Microsystems         7.1%         48,021        75,889
            1,400 Xilinx                   6.0%         53,749        63,656

                                          45.2%        400,650       483,454

            Schedule continued on next page.




     MANOR INVESTMENT FUNDS, INC.
                                     GROWTH FUND
                         SCHEDULE OF INVESTMENTS (continued)
                                  December 31, 1999
                                                                     Market
        COMMON STOCK (Shares)               %            Cost          Value

        Oils
        1,470 Global Marine               2.3%         23,565        24,439
          550 Ultramar Dia.               1.2%         13,519        12,478
              Shamrock
                                          3.5%         37,084        36,917


        Finance
          670 Bear Stearns                 2.7%         28,588        28,642
        2,190 Elder Trust                  1.2%         17,568        13,277
          790 T Rowe Price                 2.7%         28,905        29,181
							 6.7%         75,061        71,100

        Utilities

        1,240 CTC Communications           4.5%         24,666        48,379
        1,470 Global Crossing Ltd.         6.9%         46,904        73,500
           720 MCI Worldcom, Inc.          3.6%         40,250        38,205
							15.0%        111,820       160,084


        Transportation

           300 Tidewater                   1.0%         10,263        10,800
           410 Trinity                     1.1%         12,882        11,659
                                   							 2.1%         23,145        22,459

                   TOTAL COMMON STOCK		      93.8%        882,427	 1,002,558

 	  INDEXED SECURITIES
           420 Mid Cap SPDR Trust          3.2%         33,633        34,072
           220 S&P 500 Dep. Receipt        3.0%         31,574        32,313
          	  TOTAL INDEXED SECURITIES    	 6.2%         65,209        66,385


        TOTAL INVESTMENTS IN SECURITIES    100%        947,634    $1,068,943




        The accompanying notes are an integral part of the Financial statements.


                           MANOR INVESTMENT FUNDS, INC.
                              STATEMENT OF OPERATIONS
                                  GROWTH  FUND
                        Six Months Ended December 31, 1999

            Investment Income
              Dividends                           $1,560
              Interest                             1,872
              Accrued Income change                  112

                 Total investment income                     $ 3,545

            Expenses

              Advisory and management fee 	   1,721
              (Note 6)
              Custodian fee (Note 7)               1,352
              Other                                  446
                  Total expenses                               3,519

            Net Investment Income                                 26

		Realized and Unrealized Gain on Investments (Note 5)
              Net realized (loss) on investments   (3,668)
              Change in unrealized appreciation
           		  Of investments for the period       121,309
		  Net gain on investments                        117,667


            Net Increase in Net Assets Resulting from       $117,667
              Operations




The accompanying notes are an integral part of the financial statements.



                              MANOR INVESTMENT FUNDS, INC.
                                     GROWTH FUND
                          STATEMENTS OF CHANGES IN NET ASSETS
                          Six Months Ended December 31, 1999

                                                                  1999

            Increase in Net Assets from Operations

            Investment income-net                                 $26
            Net realized (loss) on                              (3668)
            investments
            Change in unrealized                               121,309
            appreciation


            Net increase in net assets  resulting              117,667
            from operations


            Capital Share Transactions                        1,019,785
            (Note 4)


            Total Increase                                    1,137,452

            Net Assets
             June 30, 1999                                            -


             December 31, 1999                                1,137,452




            The accompanying notes are an integral part of the financial statements.


                             MANOR INVESTMENT FUNDS, INC.
                                  FINANCIAL HIGHLIGHTS
                                     GROWTH FUND
                          Six Months  Ended December 31, 1999



            PER SHARE DATA (1)                                         1999


            Investment income                                       $  0.08
            Expenses                                                   0.08

            Investment income-net                                         -



            Net realized and unrealized                                1.72
            gain (loss) on investments



            Net increase   in net asset                                1.72
            value

            Net asset value
              Beginning of period                                     10.00


              End of period                                          $11.72


            (1) Selected data based on weighted average shares outstanding.

            TOTAL INVESTMENT RETURN                                  17.20%



            RATIOS (2)  (to Average Net Assets)

            Investment income-net                                     0.01%


            Expenses                                                  1.49%


            PORTFOLIO TURNOVER RATE (2)                               4.04%


            (2) Annualized

             The accompanying notes are an integral part of the financial statements



                           MANOR INVESTMENT FUNDS, INC.
                                    GROWTH FUND
                            NOTES TO FINANCIAL STATEMENTS
                                  December 31, 1999


          Note 1-Organization

          Manor Investment Funds, Inc. (the Company) was incorporated in Pennsylvania on September 13, 1995. The Company was in the initial stages of development until January 27, 1996 when it began to sell shares of its stock for investment in the Manor Fund, to the public. It is an open-end, non-diversified management investment company that is registered under the Investment Company Act of 1940. The Company consists of three portfolios including Manor Growth Fund (the Growth Fund), Manor Fund and Manor Bond Fund.

          The Growth Fund began investment activity on July 1, 1999. Its primary investment objective is long-term capital appreciation. It invests primarily in common stock of U. S. corporations. The Manor Fund seeks to provide conservative capital appreciation and current income. The Manor Bond Fund seeks to provide intermediate-term fixed income.

          Note 2-Significant Accounting Policies

          These financial statements reflect only the financial position, results of operations, changes in its net assets and financial highlights including selected per share data, total investment return, ratios and turnover of Manor Growth Fund. The financial statements of the other two funds are presented separately.

          The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies:

          Security Valuation and Accounting-Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.

          The Growth Fund follows industry practice and records security transactions on the trade date.

          Cash-Cash consists of checking and money market accounts with the custodian. As financial instruments, such accounts potentially subject the Growth Fund to concentration of credit risk. The carrying value of these accounts approximates market value due to their short-term nature.

          Federal Income Taxes-The Growth Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.


MANOR INVESTMENT FUNDS, INC.
GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 1999

    Distributions-When applicable, distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

          Accounting Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

          Other- Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

          As a mutual fund, the Growth Fund's portfolio of investments is subject to stock market risk and inflation risk.



MANOR INVESTMENT FUNDS, INC.
GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 1999


          Note 3-Distributions to Shareholders

          Net investment income was $26 for the six months of 1999, so there were no distributions declared.

          Note 4-Capital Share Transactions

    At December 31, 1999, there were 10,000,000 shares of $.001 par value capital stock authorized for Manor Investment Funds, Inc. Paid-in capital of Manor Growth Fund totaled $1,019,785.

          Daniel A. Morris (see note 6), President of the Manor Investment Funds, Inc., and his wife own 9,600 shares of the Growth Fund's outstanding stock with a value of $112,512. Directors own 9,070 shares of Growth Fund stock with a value of $106,300.

          In 1999, 98,159 of Growth Fund shares were sold for $1,030,745; 1,136 shares were redeemed for $10,960.

          Note 5-Investment Transactions


          Purchases of investment securities aggregated $960,835 in 1999; sales aggregated $13,201. Net gain on investments for the six months ended December 31, 1999 was $117,641, after realizing capital losses aggregating $3,668. For tax purposes, such capital losses will be carried forward to offset future realized capital gains. If not used in eight years, these capital losses will expire in 2007.

          At December 31, 1999, net unrealized appreciation of investment securities for financial reporting and federal income tax reporting was $121,309, consisting of unrealized gains of $151,106 on securities that had risen in value since their purchase, and $29,797 in unrealized losses on securities that had fallen in value since their purchase.

          Note 6-Investment Advisory Fee

          The Growth Fund has an investment management and advisory services agreement (the Agreement) with Morris Capital Advisors, Inc. (Morris). Morris' sole shareholder, officer and director is Daniel A. Morris.

          Monthly, the Growth Fund is required to pay Morris a fee (aggregating $1,721 in 1999) equivalent to one percent per annum of the daily average net assets of the Growth Fund. The Growth Fund bears expenses necessary and incidental to the conduct of its business.


MANOR INVESTMENT FUNDS, INC.
GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 1999

    The Agreement must be approved annually by a majority vote of the Company's non-interested Board of Directors.

          Note 7-Custody Agreement

          Under an agreement, The First National Bank of West Chester (FNB) acts as the Growth Fund's custodian. FNB's fees are charged in accordance with its standard rates for such services, payable monthly. Such fees were $1,352 for the six months ended December 31, 1999.



                            MANOR INVESTMENT FUNDS, INC.
                                MALVERN, PENNSYLVANIA

                                      BOND FUND
                                Financial Statements
                              For the Six Months Ended
                                  December 31, 1999
                                         and
                            Independent Auditor's Report








Independent Auditor's Report


          To the Shareholders and
           Board of Directors
          Manor Investment Funds, Inc.

          I have audited the accompanying statement of assets and liabilities of Manor Bond Fund (the Bond Fund), including the schedule of investments, as of December 31, 1999, and the related statement of operations and changes in net assets, and the financial highlights for the six months then ended. These financial statements and financial highlights (hereafter referred to collectively as _financial statements_) are the responsibility of the Bond Fund's management. My responsibility is to express an opinion on these financial statements based on my audits.

          I conducted my audits in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audits provide a reasonable basis for my opinion.

          In my opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Manor Bond Fund as of December 31, 1999, the results of its operations and the changes in its net assets, and the financial highlights for the six months then ended, in conformity with generally accepted accounting principles.


          Claude B. Granese, CPA

          Spring House, Pennsylvania
          January 19, 2000





MANOR INVESTMENT FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
BOND FUND
Six Months Ended December 31, 1999


            ASSETS


            Investments in securities,at fair value
             (identified cost $287,076)              	     $  283,552
            (Notes 2 and 5)

		Cash                                              140,763

            Interest Receivable 				          3,588

                         Total Assets                         427,903

            LIABILITIES


            Accrued Expenses                                      484

            		 Total Liabilities                        484



		NET ASSETS


		Net assets (equivalent to $9.90 per share
		Based on 43,176 shares of capital stock
		Outstanding) (Note 4)					   427,419









            The accompanying notes are an integral part of the financial statements.




                             MANOR INVESTMENT FUNDS, INC.
                                      BOND FUND
                                SCHEDULE OF INVESTMENTS
                           Six Months Ended December 31, 1999

                                         % of      Face                Market
    US GOVERNMENT OBLIGATIONS    Market Value     Amount       Cost     Value

    US Treasury Notes
    30,000  5.25% Due 5/31/2001        10.4%     $  30,000     29,910   29,616
    100,000 5.50% Due 7/31/2001        34.9%       100,000     99,719   98,938
    30,000  5.25% Due 5/15/2004        10.1%        30,000     29,568   28,716
    100,000 5.875%Due 11/15/2005       34.2%       100,000     99,234   97,062

    Total US Treasury Notes            89.7%       260,000    258,431   254,332

    US Treasury Bill
    30,000  4.83% Due 6/22/2000        10.3%        30,000     28,645    29,220
            6/22/2000


   TOTAL US GOVERNMENT OBLIGATIONS    100.0%       290,000    287,076   283,552

   TOTAL INVESTMENTS IN SECURITIES    100.0%       290,000    287,076   283,552




                           MANOR INVESTMENT FUNDS, INC.
                              STATEMENT OF OPERATIONS
                                  BOND  FUND
                        Six Months Ended December 31, 1999

            Investment Income
              Interest                             5,945

                 Total investment income                     $ 5,945

            Expenses

              Advisory and management fee
 		  (Note 6)     			           496
              Custodian fee (Note 7)                 316
              Other                                  485



            Net Investment Income                              1,297

            Unrealized Loss on
            Investments (Note 5)

             Change in unrealized (depreciation)
		 of investments for the period        (3,524)
             Net (loss) on investments                       (3,524)



            Net Increase in Net Assets
            Resulting from Operations                       $ 1,124



            The accompanying notes are an integral part of the financial statements.





                             MANOR INVESTMENT FUNDS, INC.
                                     BOND FUND
                          STATEMENTS OF CHANGES IN NET ASSETS
                          Six Months Ended December 31, 1999

                                                                      1999

            Increase (Decrease)in Net Assets
		From Operations
		  Investment income-net              $    4,648
		  Change in unrealized (depreciation)    (3,524)
		  Net increase in net assets
		  Resulting from operations                            $     1,124


            Distributions to Shareholders from
              Investment income-net                                     (4,407)


            Capital Share Transactions                                  430,702
            (Note 4)

            Total Increase                                              427,419

            Net Assets
              June 30, 1999                                                  -

              December 31, 1999                		              $   427,419




            The accompanying notes are an integral part of the financial statements.


                              MANOR INVESTMENT FUNDS, INC.
                                  FINANCIAL HIGHLIGHTS
                                      BOND FUND
                          Six Months  Ended December 31, 1999



            PER SHARE DATA (1)                                         1999


            Investment income                                       $  0.23
            Expenses                                                   0.05

            Investment income-net                                      0.18


            Distribution of net                                      (0.17)
             investment income

            Net unrealized (loss) on                                 (0.11)
            investments

            Net decrease  in net asset                               (0.10)
            value



            Net asset value
              Beginning of period                                     10.00


              End of period                                           $9.90


            (1) Selected data based on weighted average shares outstanding.

            TOTAL INVESTMENT RETURN                                   0.70%



            RATIOS (2)  (to Average Net Assets)

            Investment income-net                                     3.58%


            Expenses                                                  1.00%


            PORTFOLIO TURNOVER RATE (2)                               0.00%

            (2) Annualized

The accompanying notes are an integral part of the financial statements

                            MANOR INVESTMENT FUNDS, INC.
                                     BOND FUND
                            NOTES TO FINANCIAL STATEMENTS
                                  December 31, 1999


          Note 1-Organization

          Manor Investment Funds, Inc. (the Company) was incorporated in Pennsylvania on September 13, 1995. The Company was in the initial stages of development until January 27, 1996 when it began to sell shares of its stock for investment in the Manor Fund, to the public. It is an open-end, non-diversified management investment company that is registered under the Investment Company Act of 1940. The Company consists of three portfolios including Manor Bond Fund (the Bond Fund), Manor Growth Fund and Manor Fund.

          The Bond Fund began investment activity on July 1, 1999. Its primary investment objective is intermediate-term fixed income. It invests primarily in U. S. Government obligations. The Manor Growth Fund seeks to provide long-term capital appreciation. The Manor Fund seeks to provide conservative capital appreciation and current income.

          Note 2-Significant Accounting Policies

          These financial statements reflect only the financial position, results of operations, changes in its net assets and financial highlights including selected per share data, total investment return, ratios and turnover of Manor Bond Fund. The financial statements of the other two funds are presented separately.

          The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies:

          Security Valuation and Accounting-Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation.

          The Bond Fund follows industry practice and records security transactions on the trade date.

          Cash-Cash consists of checking and money market accounts with the custodian. As financial instruments, such accounts potentially subject the Bond Fund to concentration of credit risk. The
	    carrying value of these accounts approximates market value due to their short-term nature.

          Federal Income Taxes-The Bond Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.


MANOR INVESTMENT FUNDS, INC.
BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 1999

    Distributions-Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

          Accounting Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

          Other- Interest  income  is  recognized  on  the  accrual  basis.

          Premiums and discounts on bonds are amortized and accreted, respectively, to interest income over the lives of the respective bond.

          As a mutual fund, the Bond Fund's portfolio of investments is subject to bond market risk and inflation risk.

          Note 3-Distributions to Shareholders

          On December 27, 1999, a distribution of $.123 per share, aggregating $4,407, was declared from net investment income. The dividend was paid on December 27, 1999 to shareholders of record on December 24, 1999.

          Note 4-Capital Share Transactions

          At December 31, 1999, there were 10,000,000 shares of $.001 par value capital stock authorized for Manor Investment Funds, Inc. Paid-in capital of Manor Bond Fund totaled $430,702.

          Daniel A. Morris (see note 6), President of the Manor Investment Funds, Inc., and his wife own 4,542 shares of the Bond Fund's outstanding stock with a value of $44,966. Directors own 1,027 shares of Bond Fund stock with a value of $10,167.

          In 1999, 45,768 of Bond Fund shares were sold for $456,567; 445 shares were sold through reinvested dividends of $4,407; 3,037 shares were redeemed for $30,272.

          Note 5-Investment Transactions

          Purchases of investment securities aggregated $287,076 in 1999; there were no sales. Net loss on investments for the six months ended December 31, 1999 was $3,524, consisting entirely of unrealized losses on U.S. Government obligations that had fallen in value since their purchase.



MANOR INVESTMENT FUNDS, INC.
BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 1999

          Note 6-Investment Advisory Fee

          The Bond Fund has an investment management and advisory services agreement (the Agreement) with Morris Capital Advisors, Inc. (Morris). Morris' sole shareholder, officer and director is Daniel A. Morris.

          Monthly, the Bond Fund is required to pay Morris a fee (aggregating $496 in 1999) equivalent to one-half percent per annum of the daily average net assets of the Bond Fund. The Bond Fund bears expenses necessary and incidental to the conduct of its business.

          The Agreement must be approved annually by a majority vote of the Company's non-interested Board of Directors.

          Note 7-Custody Agreement

          Under an agreement, The First National Bank of West Chester (FNB) acts as the Bond Fund's custodian. FNB's fees are charged in accordance with its standard rates for such services, payable monthly. Such fees were $316 for the six months ended December 31, 1999



                       CONSENT OF CERTIFIED PUBLIC ACCOUNTANT

          I consent to the inclusion of my reports, dated January 19, 2000, on my audits of the financial statements of each of the three funds (Manor Fund, Manor Growth Fund and Manor Bond Fund) of Manor Investment Funds, Inc. (the Company), in the registration statement Form N-1A, Amendment Number 5 of the Company. I also consent to the reference of my firm in such registration statement.



          Claude B. Granese, CPA

          Spring House, Pennsylvania
          January 19, 2000



         To the Shareholders and
           Board of Directors
          Manor Investment Funds, Inc.

          In planning and performing my audits of the financial statements and financial highlights (hereafter referred to collectively as the "financial statements") of each of the three funds (Manor Fund, Manor Growth Fund and Manor Bond Fund) of Manor Investment Funds, Inc. (the Company), for the year ended December 31, 1999, I considered its internal control, including control activities for safeguarding securities. I did so to determine my auditing procedures for the purpose of expressing my opinion on the financial statements, and to comply with the requirements of Form N-SAR, not to provide assurance on internal control.

          The management of the Company is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

          Because of inherent limitations in internal control, error or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

          My consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses, under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of the specific internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, I noted no matters involving internal control and its operation, including controls for safeguarding securities, that I consider to be a material weakness as defined above as of December 31, 1999.

          This report is intended solely for the information and use of management and the Board of Directors of the Company and the Securities and Exchange Commission.


          Claude B. Granese, CPA
          Spring House, Pennsylvania
          January 19, 2000










                                      FORM N-1A

                                       PART C
                                  OTHER INFORMATION



            Item 24.       Financial Statements and Exhibits

               a.   Financial Statements - Financial highlights are
                 included in Part A and all other financial statements are presented in Part B.

                 Manor Investment Funds, Inc.
                    Statement of Net Assets as of December 31, 1999
                    Statement of Operations for the Year Ended December 31,1999 Statement of Changes in Net Assets for the Years Ended
 				  December 31, 1997, 1998 and 1999
                    Financial Highlights for the Years Ended December 31, 1995,
               			  1996, 1997, 1998 and 1999
                    Notes to Financial Statements

               b.   Exhibits
                 (a)    Registrant's Articles of Incorporation , Exhibit
                    1 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

                 (b)    Registrant's By-Laws; Exhibit 2 to Registrant's
                    Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

                 (c)    Voting Trust Agreement (None)

                 (d)    Stock Certificate; Exhibit 4 to Registrant's
                    Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

                 (e)    Investment Advisory Contract; Exhibit 5 to
                    Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

                 (f)    Underwriting Agreements (None)

                 (g)    Reimbursement Agreements with Officers and/or
                    Directors; Exhibit 7 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

                 (h)    Custodian Agreement; with First National Bank of
                    West Chester; Exhibit 8 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

                 (i)    Other Contracts (None)

                 (j)  Opinion of Counsel Concerning Fund Securities;
                    Exhibit 10 to Registrant's Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

                 (k)  Consent of Claude B. Granese, CPA

                 (l)  Other Financial Statements (None)

                 (13)  Powers of Attorney (None)

                 (14)  Initial Capital Arrangement Agreements (None)

                 (15)  Code of Ethics; Exhibit 15 to Registrant's
                    Registration Statement of Form N-1A is incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

            2.    Control Persons
                 	   Mr. Daniel A. Morris is the sole owner, director and
                     officer of the Investment Adviser and is also president of the Fund. As of December 31, 1999 Mr.
                     Morris and his wife Anne own 8.7% of the outstanding shares of the Fund.

            3.    Number of Shareholders
                 	   There were 144 shareholders of the Manor Investment
		     Funds; Manor Fund as of December 31, 1999.  There were 53
                     shareholders of the Growth Fund as of December 31, 1999.
		     There were 26 shareholders of the Bond Fund as of December 31, 1999.

            4.    Indemnification
                 	   The registrant has been advised that, in the opinion of
                     the Securities and Exchange Commission,
                     indemnification for liability arising under the Securities Act of 1933 for directors, officers and controlling persons of the registrant is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
                     (other than the payment by the registrant of expenses paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            5.    Activities of Investment Adviser
                     The activity of Morris Capital Advisors, Inc., at the present time is performance of the Investment
                     Advisory Contract with the Manor Investment Funds and for individual and corporate clients on an individual account basis.

            6.    Principal Underwriter
                 	   The Fund acts as its own underwriter.

            7.    Location of Accounts & Records
                 	   All Fund records are held in corporate headquarters, 15
                     Chester Commons, Malvern, PA 19355.

            8.    Management Services
                 	   Not Applicable.

            9.    Distribution Expenses
                 	   The Fund currently bears no distribution expenses.

            10.  Undertakings
                 	   None.

























            CONSENT OF CERTIFIED PUBLIC ACCOUNTANT

            I consent to the inclusion of my report, dated January 15, 1999 on my audit of the financial statements of Manor Investment Funds, Inc. (the Fund), in the registration statement Form N-1A, Amendment Number 7 of the Fund. I also consent to the reference of my firm in such registration statement.



            Claude B. Granese, CPA

            Spring House, Pennsylvania
            January 15, 1999











































   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Manor Investment Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Malvern, Pennsylvania, on the 31st day March.

                                          Manor Investment Funds, Inc.


                                       By: _________________________________
						        Daniel A. Morris, President

            Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

            Signature            		Title                   Date


            __________________________  	President, Chief        4/30/99
            Daniel A. Morris          	Executive Officer
				            	and Director

            __________________________  	Secretary               4/30/99
            Bruce Laverty

            __________________________  	Director                4/30/99
            James McFadden

            __________________________  	Director                4/30/99
            Edward Erlichman

            __________________________    Director                4/30/99
            Richard A. Kund, Jr.

            __________________________	Director                4/30/99
            Fred Myers

            __________________________	Director                4/30/99
            Alan Weintraub












                                    EXHIBIT INDEX


            (1)    Registrant's Articles of Incorporation  *

            (2)    Registrant's By-Laws  *

            (3)    Voting Trust Agreement (None)

            (4)    Stock Certificate  *

            (5)    Investment Advisory Contract  *

            (6)    Underwriting Agreements (None)

            (7)    Reimbursement Agreements with Officers and/or Directors  *

            (8)    Custodian Agreement  *

            (9)    Other Contracts (None)

           (10)    Opinion of Counsel Concerning Fund Securities  *

           (11)    Consent of Claude B. Granese, CPA

           (12)    Other Financial Statements (None)

           (13)    Powers of Attorney (None)

           (14)    Initial Capital Arrangement Agreements (None)

           (15)    Code of Ethics  *



            	 *  Incorporated by reference.